SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
Dec. 31, 2017
Consumer [member]
Disclosure of Significant Accounting Policies [Line Items]
Loans Write off, Delinquency Conditions	180 days, 450 for vehicles in BAM, 720 for loans with mortgage guarantee in Banco Agricola
Corporate [member]
Disclosure of Significant Accounting Policies [Line Items]
Loans Write off, Delinquency Conditions	360 days
Small Business Loan [Member]
Disclosure of Significant Accounting Policies [Line Items]
Loans Write off, Delinquency Conditions	180 days, 720 for loans with guarantee in Banistmo
Mortgage [member]
Disclosure of Significant Accounting Policies [Line Items]
Loans Write off, Delinquency Conditions	1.620 days. For Banistmo and Banco Agrícola from 720 days. BAM 1440 days.